Note 13 - Related Party Transactions (Details) - USD ($)	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 23, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Oct. 15, 2018
Allocated Share-based Compensation Expense				$ 1,800,000	$ 1,300,000
Fair Value of the machinery and equipment			$ 139,411
Other expense			113,623
Monica Poss
Stock Issued During Period, Shares, Issued for Services				46,706
Professional Fees				$ 32,626
Allocated Share-based Compensation Expense				11,473
Quantum Shop
Related Party Transaction, Amounts of Transaction			1,100,000	1,700,000	50,000
Electrum Partners LLC
Related Party Transaction, Amounts of Transaction			$ 73,904	$ 75,562	$ 75,562
Stock Issued During Period, Shares, Issued for Services			285,412	34,996	499,102
Expenses			$ 99,596
Electrum Partners LLC | Consulting Agreement
Initial periodic compensation payment				$ 5,000
Value of additional restricted stock				$ 10,000
Pacific Leaf Ventures Lp
Value of additional restricted stock	$ 1,040,000
Debt Instrument, Payment Terms				Until the payment in full of the Amended Note, Pacific Leaf or its designee have the option (the “Option”) to purchase up to a 20% membership interest in GBSN for a purchase price equal to $100,000 for each 2% of membership interest purchased (i.e., $1,000,000 if the Option is exercised in full), provided that the Option may not be exercised for less than a 1% membership interest in GBSN
Other expense	$ 250,000	$ 3,100,000	$ 3,045,925	$ 510,000
Edibles Production Agreement | Credit Line Promissory Note
Line of Credit Facility, Current Borrowing Capacity				$ 300,000
Debt Instrument, Interest Rate During Period				1.29%
Debt Instrument, Payment Terms				Beginning 90 days after the sale of its first product, THCLLC is to make repayment of its advances under the Note in an amount equal to 25% of its gross sales revenue. Such repayment is due within 10 days of the sale of any product.
Lease revenue terms				Under the Reimbursement Agreement, the Company will be reimbursed $4,500 per month for facility expenses and $2,000 per month for accounting and bookkeeping services
Repayments of Convertible Debt				$ 150,995
Edibles Production Agreement | Maximum
Royalty rates			25.00%	25.00%
Edibles Production Agreement | Minimum
Royalty rates			20.00%	20.00%
THC LLC
Repayments of Convertible Debt			$ 253,034
Line of Credit Facility, Maximum Borrowing Capacity						$ 300,000